Pay vs Performance Disclosure	12 Months Ended
Dec. 31, 2024 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)		Average Summary Compensation Table Total for Non-PEO NEOs (1)	Average Compensation Actually Paid to Non-PEO NEOs (2)		Value of Initial Fixed $100 Investment Based on:		Net Income ($mm) (4)	Adjusted EBITDA ($mm) (5)
							Total Shareholder Return (3)	Peer Group Total Shareholder Return (3)
2024	$6,258,127	$149,209,508	(6)	$2,337,702	$39,010,239	(6)	$158.02	$109.11	$1,013	$770

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	This table represents pay versus performance information for Mark McFarland (“PEO”) and Terry Nutt, Brad Berryman, John Wander, and Cole Muller (the “Non-PEO NEOs”) for the fiscal year ending on December 31, 2024.
Peer Group Issuers, Footnote	The Company TSR and the Company’s Peer Group TSR reflected in these columns for each applicable fiscal year is calculated based on a fixed investment of $100 on July 10, 2024, the date the Company’s common stock began trading on Nasdaq, through December 31, 2024, reflecting the applicable measurement period as is used in Item 201(e) of Regulation S-K. The peer group used to determine the Company’s Peer Group TSR is the S&P Utility Index, as disclosed in our 2024 Annual Report on Form 10-K pursuant to Item 201(e) of Regulation
PEO Total Compensation Amount	$ 6,258,127
PEO Actually Paid Compensation Amount	$ 149,209,508
Adjustment To PEO Compensation, Footnote	For fiscal year 2024, the “compensation actually paid” to the PEO and non-PEO NEOs reflects each of the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal year 2024, computed in accordance with Item 402(v) of Regulation S-K:

	PEO	All NEOs (other than PEO)
Total Compensation Reported in Summary Compensation Table	$6,258,127	$2,337,702

Adjustments:
Plus, Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (from Prior Year-End to Year-End)	141,421,378	35,894,293
Plus, Vesting Date Fair Value of Awards Granted in the Covered Fiscal Year that Vested in that Year	1,530,003	778,244
Total Adjustments	142,951,381	36,672,537

Compensation Actually Paid for the Covered Fiscal Year	$149,209,508	$39,010,239

Non-PEO NEO Average Total Compensation Amount	$ 2,337,702
Non-PEO NEO Average Compensation Actually Paid Amount	$ 39,010,239
Adjustment to Non-PEO NEO Compensation Footnote	For fiscal year 2024, the “compensation actually paid” to the PEO and non-PEO NEOs reflects each of the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal year 2024, computed in accordance with Item 402(v) of Regulation S-K:

	PEO	All NEOs (other than PEO)
Total Compensation Reported in Summary Compensation Table	$6,258,127	$2,337,702

Adjustments:
Plus, Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (from Prior Year-End to Year-End)	141,421,378	35,894,293
Plus, Vesting Date Fair Value of Awards Granted in the Covered Fiscal Year that Vested in that Year	1,530,003	778,244
Total Adjustments	142,951,381	36,672,537

Compensation Actually Paid for the Covered Fiscal Year	$149,209,508	$39,010,239

Tabular List, Table

Most Important Performance Measures
Adjusted EBITDA
Adjusted Equity Value
Safety
Operating Performance
Adjusted Free Cash Flow

Total Shareholder Return Amount	$ 158.02
Peer Group Total Shareholder Return Amount	109.11
Net Income (Loss)	$ 1,013,000,000
Company Selected Measure Amount	770,000,000
PEO Name	Mark McFarland
Additional 402(v) Disclosure	In calculating the ‘compensation actually paid’ amounts reflected in these columns, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations was computed in accordance with FASB ASC Topic 718. The valuation assumptions used to calculate such fair values for the RSUs did not materially differ from those disclosed at the time of grant, and for the PSUs were as follows: for December 31, 2023, a volatility of 25% and risk free rate of 4.15%, and for December 31, 2024, a volatility of 40% and risk free rate of 4.19%.Represents the amount of net income reflected in the Company’s audited GAAP financial statements for the fiscal year 2024.
The amounts set forth in the pay-versus-performance table above illustrate, for the fiscal year 2024, the “compensation actually paid” to our CEO and other NEOs and our total shareholder return, net income, and Adjusted EBITDA. Because we became a reporting company in the fiscal year 2024, we are not required to provide disclosure of any previous years. In future disclosure, as additional years are added to the table, we will be able to demonstrate how the compensation of our CEO and other NEOs correlates to these measures.

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	We have selected Adjusted EBITDA as our most important financial measure (that is not otherwise required to be disclosed in the table) used to link ‘compensation actually paid’ to our NEOs to company performance for fiscal year 2024. See Appendix A to this Proxy Statement for the definitions and reconciliations of non-GAAP financial measures.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Equity Value
Measure:: 3
Pay vs Performance Disclosure
Name	Safety
Measure:: 4
Pay vs Performance Disclosure
Name	Operating Performance
Measure:: 5
Pay vs Performance Disclosure
Name	Adjusted Free Cash Flow
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 142,951,381
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	141,421,378
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,530,003
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	36,672,537
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	35,894,293
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 778,244